Distribution Date:	01/17/25	3650R 2021-PF1 Commercial Mortgage Trust
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2021-PF1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	3650 REIT Commercial Mortgage Securities II LLC
Certificate Factor Detail	3		Attention: General Counsel		compliance@3650REIT.com
Certificate Interest Reconciliation Detail	4		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	5		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18		Attention: General Counsel		compliance@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Rating Agency	Fitch Ratings, Inc.
Historical Liquidated Loan Detail	24			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Rating Agency	Kroll Bond Rating Agency, LLC
Interest Shortfall Detail - Collateral Level	26
			General	(212) 702-0707
Supplemental Notes	27
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Standard & Poor's Ratings Services
				(416) 202-6001
			130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	88581EAA9	1.122000%	26,952,000.00	11,002,818.87	475,178.33	10,287.64	0.00	0.00	485,465.97	10,527,640.54	30.55%	30.00%
A-3	88581EAB7	1.995000%	141,041,000.00	141,041,000.00	0.00	234,480.66	0.00	0.00	234,480.66	141,041,000.00	30.55%	30.00%
A-4	88581EAC5	2.253000%	125,000,000.00	125,000,000.00	0.00	234,687.50	0.00	0.00	234,687.50	125,000,000.00	30.55%	30.00%
A-5	88581EAD3	2.522000%	327,298,000.00	327,298,000.00	0.00	687,871.30	0.00	0.00	687,871.30	327,298,000.00	30.55%	30.00%
A-SB	88581EAE1	2.372000%	22,719,000.00	22,719,000.00	0.00	44,907.89	0.00	0.00	44,907.89	22,719,000.00	30.55%	30.00%
A-S	88581EAH4	2.778000%	48,226,000.00	48,226,000.00	0.00	111,643.19	0.00	0.00	111,643.19	48,226,000.00	25.20%	24.75%
B	88581EAJ0	2.717000%	43,633,000.00	43,633,000.00	0.00	98,792.38	0.00	0.00	98,792.38	43,633,000.00	20.36%	20.00%
C	88581EAK7	3.213000%	47,077,000.00	47,077,000.00	0.00	126,048.67	0.00	0.00	126,048.67	47,077,000.00	15.15%	14.88%
D	88581EAN1	2.250000%	29,854,000.00	29,854,000.00	0.00	55,976.25	0.00	0.00	55,976.25	29,854,000.00	11.84%	11.63%
E	88581EAQ4	2.250000%	10,794,000.00	10,794,000.00	0.00	20,238.75	0.00	0.00	20,238.75	10,794,000.00	10.64%	10.45%
F-RR	88581EAT8	3.357516%	14,468,000.00	14,468,000.00	0.00	40,480.45	0.00	0.00	40,480.45	14,468,000.00	9.04%	8.88%
G-RR	88581EAV3	3.357516%	26,409,000.00	26,409,000.00	0.00	73,890.53	0.00	0.00	73,890.53	26,409,000.00	6.11%	6.00%
J-RR	88581EAX9	3.357516%	11,482,000.00	11,482,000.00	0.00	32,125.83	0.00	0.00	32,125.83	11,482,000.00	4.84%	4.75%
NR-RR	88581EAZ4	3.357516%	43,633,611.00	43,633,611.00	0.00	122,076.63	0.00	0.00	122,076.63	43,633,611.00	0.00%	0.00%
Z	88581EBB6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	88581EBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			918,586,611.00	902,637,429.87	475,178.33	1,893,507.67	0.00	0.00	2,368,686.00	902,162,251.54

X-A	88581EAF8	1.004954%	691,236,000.00	675,286,818.87	0.00	565,526.94	0.00	0.00	565,526.94	674,811,640.54
X-B	88581EAG6	0.383100%	90,710,000.00	90,710,000.00	0.00	28,959.16	0.00	0.00	28,959.16	90,710,000.00
X-D	88581EAL5	1.107516%	40,648,000.00	40,648,000.00	0.00	37,515.25	0.00	0.00	37,515.25	40,648,000.00
Notional SubTotal			822,594,000.00	806,644,818.87	0.00	632,001.35	0.00	0.00	632,001.35	806,169,640.54

Deal Distribution Total					475,178.33	2,525,509.02	0.00	0.00	3,000,687.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	88581EAA9	408.23756567	17.63054059	0.38170229	0.00000000	0.00000000	0.00000000	0.00000000	18.01224288	390.60702508
A-3	88581EAB7	1,000.00000000	0.00000000	1.66249998	0.00000000	0.00000000	0.00000000	0.00000000	1.66249998	1,000.00000000
A-4	88581EAC5	1,000.00000000	0.00000000	1.87750000	0.00000000	0.00000000	0.00000000	0.00000000	1.87750000	1,000.00000000
A-5	88581EAD3	1,000.00000000	0.00000000	2.10166668	0.00000000	0.00000000	0.00000000	0.00000000	2.10166668	1,000.00000000
A-SB	88581EAE1	1,000.00000000	0.00000000	1.97666667	0.00000000	0.00000000	0.00000000	0.00000000	1.97666667	1,000.00000000
A-S	88581EAH4	1,000.00000000	0.00000000	2.31500000	0.00000000	0.00000000	0.00000000	0.00000000	2.31500000	1,000.00000000
B	88581EAJ0	1,000.00000000	0.00000000	2.26416657	0.00000000	0.00000000	0.00000000	0.00000000	2.26416657	1,000.00000000
C	88581EAK7	1,000.00000000	0.00000000	2.67750005	0.00000000	0.00000000	0.00000000	0.00000000	2.67750005	1,000.00000000
D	88581EAN1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	88581EAQ4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	88581EAT8	1,000.00000000	0.00000000	2.79792991	0.00000000	0.00000000	0.00000000	0.00000000	2.79792991	1,000.00000000
G-RR	88581EAV3	1,000.00000000	0.00000000	2.79792987	0.00000000	0.00000000	0.00000000	0.00000000	2.79792987	1,000.00000000
J-RR	88581EAX9	1,000.00000000	0.00000000	2.79792980	0.00000000	0.00000000	0.00000000	0.00000000	2.79792980	1,000.00000000
NR-RR	88581EAZ4	1,000.00000000	0.00000000	2.79776592	0.00016386	0.10953689	0.00000000	0.00000000	2.79776592	1,000.00000000
Z	88581EBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	88581EBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	88581EAF8	976.92657626	0.00000000	0.81813873	0.00000000	0.00000000	0.00000000	0.00000000	0.81813873	976.23914342
X-B	88581EAG6	1,000.00000000	0.00000000	0.31924992	0.00000000	0.00000000	0.00000000	0.00000000	0.31924992	1,000.00000000
X-D	88581EAL5	1,000.00000000	0.00000000	0.92292979	0.00000000	0.00000000	0.00000000	0.00000000	0.92292979	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/24 - 12/30/24	30	0.00	10,287.64	0.00	10,287.64	0.00	0.00	0.00	10,287.64	0.00
A-3	12/01/24 - 12/30/24	30	0.00	234,480.66	0.00	234,480.66	0.00	0.00	0.00	234,480.66	0.00
A-4	12/01/24 - 12/30/24	30	0.00	234,687.50	0.00	234,687.50	0.00	0.00	0.00	234,687.50	0.00
A-5	12/01/24 - 12/30/24	30	0.00	687,871.30	0.00	687,871.30	0.00	0.00	0.00	687,871.30	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	44,907.89	0.00	44,907.89	0.00	0.00	0.00	44,907.89	0.00
X-A	12/01/24 - 12/30/24	30	0.00	565,526.94	0.00	565,526.94	0.00	0.00	0.00	565,526.94	0.00
X-B	12/01/24 - 12/30/24	30	0.00	28,959.16	0.00	28,959.16	0.00	0.00	0.00	28,959.16	0.00
A-S	12/01/24 - 12/30/24	30	0.00	111,643.19	0.00	111,643.19	0.00	0.00	0.00	111,643.19	0.00
B	12/01/24 - 12/30/24	30	0.00	98,792.38	0.00	98,792.38	0.00	0.00	0.00	98,792.38	0.00
C	12/01/24 - 12/30/24	30	0.00	126,048.67	0.00	126,048.67	0.00	0.00	0.00	126,048.67	0.00
X-D	12/01/24 - 12/30/24	30	0.00	37,515.25	0.00	37,515.25	0.00	0.00	0.00	37,515.25	0.00
D	12/01/24 - 12/30/24	30	0.00	55,976.25	0.00	55,976.25	0.00	0.00	0.00	55,976.25	0.00
E	12/01/24 - 12/30/24	30	0.00	20,238.75	0.00	20,238.75	0.00	0.00	0.00	20,238.75	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	40,480.45	0.00	40,480.45	0.00	0.00	0.00	40,480.45	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	73,890.53	0.00	73,890.53	0.00	0.00	0.00	73,890.53	0.00
J-RR	12/01/24 - 12/30/24	30	0.00	32,125.83	0.00	32,125.83	0.00	0.00	0.00	32,125.83	0.00
NR-RR	12/01/24 - 12/30/24	30	4,759.02	122,083.78	0.00	122,083.78	7.15	0.00	0.00	122,076.63	4,779.49
Totals			4,759.02	2,525,516.17	0.00	2,525,516.17	7.15	0.00	0.00	2,525,509.02	4,779.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,000,687.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,643,411.34	Master Servicing Fee	25,596.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,303.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.64
ARD Interest	0.00	Operating Advisor Fee	1,422.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,643,411.34	Total Fees	33,711.30

Principal		Expenses/Reimbursements
Scheduled Principal	475,178.33	Reimbursement for Interest on Advances	7.16
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	475,178.33	Total Expenses/Reimbursements	7.16

		Interest Reserve Deposit	84,183.87

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,525,509.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	475,178.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,000,687.35
Total Funds Collected	3,118,589.67	Total Funds Distributed	3,118,589.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	902,637,430.71	902,637,430.71	Beginning Certificate Balance	902,637,429.87
(-) Scheduled Principal Collections	475,178.33	475,178.33	(-) Principal Distributions	475,178.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	902,162,252.38	902,162,252.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	902,637,430.71	902,637,430.71	Ending Certificate Balance	902,162,251.54
Ending Actual Collateral Balance	902,162,252.38	902,162,252.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.84)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.84)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	7	56,518,036.17	6.26%	73	3.4994	1.840750	1.99 or less	23	417,487,252.38	46.28%	66	3.5660	1.712043
$10,000,000 to $19,999,999	16	218,986,115.06	24.27%	77	3.4299	2.257751	2.00 to 2.49	8	165,500,000.00	18.34%	75	3.7764	2.242991
$20,000,000 to $29,999,999	12	280,558,101.15	31.10%	81	3.5680	2.205077	2.50 to 2.99	4	111,850,000.00	12.40%	77	3.2887	2.852575
$30,000,000 to $39,999,999	3	90,000,000.00	9.98%	88	3.5840	2.396667	3.00 to 4.99	6	147,325,000.00	16.33%	112	2.9093	3.354536
$40,000,000 to $49,999,999	1	45,100,000.00	5.00%	78	2.9500	3.550000	5.00 or greater	2	60,000,000.00	6.65%	108	2.6300	5.921667
$50,000,000 to $59,999,999	4	211,000,000.00	23.39%	78	3.1397	3.135687	Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039
$60,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000
Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	6	79,255,939.70	8.79%	79	3.4100	1.700000
							Industrial	2	78,176,936.35	8.67%	78	3.2809	2.631108
Arizona	1	23,000,000.00	2.55%	39	4.2800	2.120000
							Mixed Use	6	199,026,105.92	22.06%	121	2.9930	2.934568
California	9	274,010,037.50	30.37%	76	3.1935	2.962529
							Multi-Family	13	219,298,623.38	24.31%	80	3.7129	2.172298
Delaware	1	13,287,479.95	1.47%	78	3.8450	1.370000
							Office	14	291,214,080.70	32.28%	67	3.3113	2.494372
Florida	3	49,000,000.00	5.43%	79	3.6621	1.965755
							Retail	6	235,758,101.15	26.13%	71	3.4150	2.399702
Georgia	2	27,500,000.00	3.05%	77	4.1527	2.058727
							Self Storage	1	8,400,000.00	0.93%	79	3.8000	1.710000
Louisiana	1	30,000,000.00	3.33%	82	3.8300	2.100000
							Totals	42	902,162,252.38	100.00%	79	3.4007	2.499039
Maryland	1	26,750,000.00	2.97%	78	3.4100	2.570000

Massachusetts	1	130,800,000.00	14.50%	142	2.7920	3.320000

Missouri	1	4,292,784.59	0.48%	77	4.5500	1.490000

Nevada	1	20,000,000.00	2.22%	82	4.4000	2.450000

New Jersey	1	10,000,000.00	1.11%	82	3.0050	7.630000

New York	8	237,471,766.97	26.32%	68	3.2122	2.187249

North Dakota	2	20,420,953.15	2.26%	77	3.6499	1.464851

South Carolina	1	30,000,000.00	3.33%	41	4.1300	1.770000

Texas	2	29,084,885.64	3.22%	78	3.6159	1.894009

Virginia	1	27,000,000.00	2.99%	82	3.8500	1.890000

Totals	42	902,162,252.38	100.00%	79	3.4007	2.499039

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.49999% or less	26	594,972,936.58	65.95%	84	3.1317	2.870461	12 months or less	1	50,000,000.00	5.54%	113	2.5550	5.580000
	3.50000% to 3.99999%	11	202,396,531.21	22.43%	76	3.7581	1.644402	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or more	6	104,792,784.59	11.62%	59	4.2376	2.040897	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039	37 months to 48 months	37	729,262,252.38	80.83%	71	3.5330	2.235219
								49 months or greater	2	45,000,000.00	4.99%	61	3.2500	1.930000
								Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	96 months or less	39	774,262,252.38	85.82%	71	3.5166	2.217480	Interest Only	31	741,051,796.00	82.14%	80	3.3466	2.702601
97 months to 116 months		1	50,000,000.00	5.54%	113	2.5550	5.580000	353 months or less	12	161,110,456.38	17.86%	74	3.6497	1.562725
	117 months or more	3	77,900,000.00	8.63%	142	2.7920	3.320000	354 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039	Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	39	810,262,252.38	89.81%	73	3.4660	2.409900			No outstanding loans in this group
	13 months to 24 months	4	91,900,000.00	10.19%	133	2.8252	3.284962
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	902,162,252.38	100.00%	79	3.4007	2.499039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-7	30320408	MU	Cambridge	MA	Actual/360	2.792%	60,105.56	0.00	0.00	N/A	11/06/36	--	25,000,000.00	25,000,000.00	01/06/25
1A4-2	30320409	MU	Cambridge	MA	Actual/360	2.792%	72,126.67	0.00	0.00	N/A	11/06/36	--	30,000,000.00	30,000,000.00	01/06/25
1A4-3	30320410	MU	Cambridge	MA	Actual/360	2.792%	55,056.69	0.00	0.00	N/A	11/06/36	--	22,900,000.00	22,900,000.00	01/06/25
2	30507322	IN	Brookhaven	NY	Actual/360	3.200%	162,577.78	0.00	0.00	N/A	06/05/31	--	59,000,000.00	59,000,000.00	01/05/25
3	30507385	OF	Beverly Hills	CA	Actual/360	3.297%	147,609.94	0.00	0.00	N/A	07/05/28	--	52,000,000.00	52,000,000.00	01/05/25
4A2	30508072	OF	Sunnyvale	CA	Actual/360	2.555%	110,006.94	0.00	0.00	N/A	06/06/34	--	50,000,000.00	50,000,000.00	01/06/25
5A1	30507949	RT	Los Angeles	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	10/06/31	--	50,000,000.00	50,000,000.00	01/06/25
6A1-1	30507574	OF	Huntsville	AL	Actual/360	3.410%	41,144.10	25,461.28	0.00	N/A	08/06/31	--	14,011,803.78	13,986,342.50	01/06/25
6A1-3	30507620	OF	Huntsville	AL	Actual/360	3.410%	27,429.40	16,974.20	0.00	N/A	08/06/31	--	9,341,201.99	9,324,227.79	01/06/25
6A2-2	30507622	OF	Huntsville	AL	Actual/360	3.410%	41,144.10	25,461.28	0.00	N/A	08/06/31	--	14,011,803.78	13,986,342.50	01/06/25
6A2-3	30507623	OF	Huntsville	AL	Actual/360	3.410%	27,429.40	16,974.20	0.00	N/A	08/06/31	--	9,341,201.99	9,324,227.79	01/06/25
7	30507437	RT	Los Angeles	CA	Actual/360	2.950%	114,566.53	0.00	0.00	N/A	07/05/31	--	45,100,000.00	45,100,000.00	01/05/25
8A2-C	30506962	RT	White Plains	NY	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	01/01/25
8A3-B	30505244	RT	White Plains	NY	Actual/360	3.250%	69,965.28	0.00	0.00	N/A	02/01/30	--	25,000,000.00	25,000,000.00	01/01/25
9	30507477	RT	Long Beach	CA	Actual/360	3.800%	79,067.77	255,223.27	0.00	N/A	12/05/28	--	24,163,324.42	23,908,101.15	01/07/25
10A1	30507086	OF	Greenville	SC	Actual/360	4.130%	106,691.67	0.00	0.00	N/A	06/05/28	--	30,000,000.00	30,000,000.00	01/05/25
11	30508003	MF	Westwego	LA	Actual/360	3.830%	98,941.67	0.00	0.00	N/A	11/05/31	--	30,000,000.00	30,000,000.00	01/05/25
12	30507968	MF	Hampton	VA	Actual/360	3.850%	89,512.50	0.00	0.00	N/A	11/05/31	--	27,000,000.00	27,000,000.00	01/05/25
13	30507232	RT	Bethesda	MD	Actual/360	3.410%	78,548.40	0.00	0.00	N/A	07/05/31	--	26,750,000.00	26,750,000.00	01/05/25
14A4	30507580	MF	New York	NY	Actual/360	3.450%	49,018.75	0.00	0.00	N/A	08/06/31	--	16,500,000.00	16,500,000.00	01/06/25
14A5	30507581	MF	New York	NY	Actual/360	3.450%	29,708.33	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	01/06/25
15A-2-C-4	30320411	OF	New York	NY	Actual/360	2.725%	37,539.88	0.00	0.00	N/A	08/06/28	--	16,000,000.00	16,000,000.00	01/06/25
15A-2-C-6	30320412	OF	New York	NY	Actual/360	2.725%	21,530.99	0.00	0.00	N/A	08/06/28	--	9,176,796.00	9,176,796.00	01/06/25
16A1	30507643	MF	Daytona Beach	FL	Actual/360	3.770%	81,159.72	0.00	0.00	N/A	09/05/31	--	25,000,000.00	25,000,000.00	01/05/25
17A1	30506944	OF	Phoenix	AZ	Actual/360	4.280%	84,767.78	0.00	0.00	N/A	04/05/28	--	23,000,000.00	23,000,000.00	01/05/25
18	30507608	MU	New York	NY	Actual/360	3.150%	56,962.50	0.00	0.00	N/A	08/06/31	--	21,000,000.00	21,000,000.00	01/06/25
19	30507335	MF	Atlanta	GA	Actual/360	4.200%	75,950.00	0.00	0.00	N/A	06/05/31	--	21,000,000.00	21,000,000.00	01/05/25
20	30508005	RT	Verdi	NV	Actual/360	4.400%	75,777.78	0.00	0.00	N/A	11/05/31	--	20,000,000.00	20,000,000.00	01/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30507846	IN	Sacramento	CA	Actual/360	3.530%	58,384.51	30,249.77	0.00	N/A	10/06/31	--	19,207,186.12	19,176,936.35	01/06/25
22	30507344	MF	Houston	TX	Actual/360	3.800%	60,911.88	29,949.80	0.00	N/A	06/05/31	--	18,614,835.44	18,584,885.64	01/05/25
23	30320413	Various Various		NY	Actual/360	3.660%	52,464.74	28,490.92	0.00	N/A	11/06/31	--	16,646,665.89	16,618,174.97	01/06/25
24A1	30507142	OF	Plantation	FL	Actual/360	3.415%	45,874.83	0.00	0.00	N/A	05/05/31	--	15,600,000.00	15,600,000.00	01/05/25
25	30507128	MU	Wilmington	DE	Actual/360	3.845%	44,068.85	22,461.38	0.00	N/A	07/05/31	--	13,309,941.33	13,287,479.95	01/05/25
26	30507726	MU	Beverly Hills	CA	Actual/360	3.010%	36,287.22	0.00	0.00	N/A	09/05/31	--	14,000,000.00	14,000,000.00	01/05/25
27	30507091	MF	Grand Forks	ND	Actual/360	3.570%	31,477.32	18,348.42	0.00	N/A	05/05/31	--	10,239,301.57	10,220,953.15	01/05/25
28	30507840	MF	Houston	TX	Actual/360	3.290%	29,747.08	0.00	0.00	N/A	10/05/31	--	10,500,000.00	10,500,000.00	01/05/25
29	30507774	MU	Temecula	CA	Actual/360	3.480%	30,940.58	0.00	0.00	N/A	11/05/31	--	10,325,000.00	10,325,000.00	01/05/25
30	30507411	MF	Grand Forks	ND	Actual/360	3.730%	32,761.83	0.00	0.00	N/A	07/05/31	--	10,200,000.00	10,200,000.00	01/05/25
31	30508004	MF	Fort Lee	NJ	Actual/360	3.005%	25,876.39	0.00	0.00	N/A	11/05/31	--	10,000,000.00	10,000,000.00	01/05/25
32	30507784	MF	Los Angeles	CA	Actual/360	3.340%	27,323.06	0.00	0.00	N/A	10/05/31	--	9,500,000.00	9,500,000.00	01/05/25
33	30507618	SS	Jupiter	FL	Actual/360	3.800%	27,486.67	0.00	0.00	N/A	08/06/31	--	8,400,000.00	8,400,000.00	01/06/25
34	30507340	MF	Atlanta	GA	Actual/360	4.000%	22,388.89	0.00	0.00	N/A	06/05/31	--	6,500,000.00	6,500,000.00	01/05/25
35	30507241	MF	Springfield	MO	Actual/360	4.550%	16,841.25	5,583.81	0.00	N/A	06/05/31	--	4,298,368.40	4,292,784.59	01/05/25
Totals							2,643,411.34	475,178.33	0.00				902,637,430.71	902,162,252.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-7	76,535,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-2	76,535,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-3	76,535,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,678,358.66	5,763,714.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,524,525.11	3,133,636.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	14,065,513.49	14,726,623.64	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	8,050,769.98	1,952,059.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-1	8,175,741.11	8,613,669.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-3	8,175,741.11	8,613,669.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-2	8,175,741.11	8,613,669.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-3	8,175,741.11	8,613,669.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,504,654.28	4,862,702.46	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-C	22,446,167.24	23,285,999.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3-B	22,446,167.24	23,285,999.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,709,438.61	6,633,373.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	5,742,096.89	5,280,947.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,361,861.65	2,558,634.64	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	1,094.69	0.00
12	1,993,959.74	2,039,656.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,326,210.29	2,392,302.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A4	14,190,086.41	10,438,781.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A5	14,190,086.41	10,438,781.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C-4	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C-6	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	2,903,024.76	2,837,720.37	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	7,505,413.53	6,717,996.58	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,009,320.40	1,417,409.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,835,136.57	1,791,352.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,315,526.40	2,247,089.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,830,842.72	1,834,923.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,506,503.43	1,502,135.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,469,280.65	1,647,900.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24A1	4,757,788.19	4,919,628.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,142,705.74	1,124,647.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,328,526.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,135,255.78	829,668.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,074,879.88	1,104,088.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,100,178.00	1,191,278.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	921,613.73	648,878.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,655,073.58	2,358,995.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	727,911.26	674,658.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	672,429.65	562,764.92	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	664,152.94	646,677.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	403,198.14	415,162.17	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	547,576,703.07	307,241,236.62				0.00	0.00	0.00	0.00	1,094.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.400726%	3.357358%	79
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.400887%	3.357516%	80
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.401052%	3.357678%	81
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.401212%	3.357834%	82
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	3.401375%	3.357995%	83
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.401533%	3.358150%	84
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.401691%	3.358304%	85
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.401853%	3.358463%	86
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402009%	3.358616%	87
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402169%	3.358773%	88
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402324%	3.358925%	89
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.402487%	3.359085%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		154,084,897	154,084,897	0		0
49 - 60 Months		0	0	0		0
> 60 Months		748,077,355	748,077,355	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	902,162,252	902,162,252	0	0	0	0
Dec-24	902,637,431	902,637,431	0	0	0	0
Nov-24	903,126,594	903,126,594	0	0	0	0
Oct-24	903,598,705	903,598,705	0	0	0	0
Sep-24	904,084,909	904,084,909	0	0	0	0
Aug-24	904,553,971	904,553,971	0	0	0	0
Jul-24	905,021,541	905,021,541	0	0	0	0
Jun-24	905,503,364	905,503,364	0	0	0	0
May-24	905,967,914	905,967,914	0	0	0	0
Apr-24	906,446,824	906,446,824	0	0	0	0
Mar-24	906,908,372	906,908,372	0	0	0	0
Feb-24	907,400,324	907,400,324	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10A1	30507086	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.08	0.00	0.00	0.00
24A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.08	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.16	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			7.16

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27